UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08299

                       OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                            (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2002 - August 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended August 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. For the fiscal year ended August 31, 2003, several factors supported the favorable performance delivered by Oppenheimer International Small Company Fund. In general, global financial conditions improved significantly in the second half of the period, substantially adding to performance for the year. As investors' outlook for the global markets improved, they became comfortable taking more risk in their portfolios. Growth-oriented stocks were the key beneficiaries of this shift, and because small-cap stocks are among the more volatile segments of the equity markets, they improved more dramatically than did their large-cap counterparts. These events directly impacted Fund performance, given our emphasis on both of these types of stocks.
   Second, our stock-by-stock selection process aided performance, as the market continued to offer select opportunities in various markets worldwide. Through our investment process of seeking companies with new ideas and innovative ways of doing business, we successfully identified good performers amidst varied economic conditions, markets and regions.
   In terms of sector exposures, the portfolio's Internet stocks proved to be the strongest performers for the Fund's portfolio. Three stocks in particular performed exceptionally well, each coming from different countries. The first was Rakuten, Inc., the second largest Internet company in Japan, which markets an extensive online shopping mall. The second was NCsoft Corp., a Korean online gaming company. The final stock that substantially added to performance was United Internet AG. This is a very profitable German web hosting company.
   The Fund experienced good performance from stocks in other industries. For instance, Banco Latinoamericano de Exportaciones SA, Cl. E (Bladex), a Panama based multi-national bank which finances foreign trade in Latin America, was another big contributor to performance.
   There were a few basic strategies that we employed over the period that also supported performance. First, we stuck to our main stock picks, keeping our focus on their growth prospects and fundamentals. Second, we sold financially leveraged companies. We felt that in a potentially lower global growth environment, the risk overwhelmed the rewards in such companies.
   Another strategy we used successfully was buying on weakness. For example, in August 2002, Rakuten's share price dropped, and we used the chance to add to our existing position. The stock's value increased substantially thereafter.
   Finally, in the emerging markets, our team's expertise again paid off and we successfully added select stocks from various industries that performed well. One example of this is Aygaz AS, a distributor of liquefied natural gas to Turkey, which performed well for the Fund.
   On the negative side, some of the stocks we held were badly hit, particularly in the first half of the fiscal year. This was due, in part, to the difficult conditions that dominated

5 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

the first half of the period, such as extreme risk aversion among investors and disappointing global earnings announcements. Since the Fund's portfolio was comprised of two of the most volatile segments of the markets--small-cap and international stocks--it was no surprise the Fund felt the effects of these events. Select stocks from virtually all areas and industries experienced poor performance; it was not a case of a single sector or region underperforming.
   Specifically, one stock that performed poorly was Intelligent Wave, Inc., a credit card software company in Japan. While we believe this company remains a great company because of formidable barriers to entry, its stock suffered on the heels of negative earnings announcements. However, we maintain our positive outlook for this company, since we believe it will only be a matter of time before credit card purchases take a more prominent role in Japanese consumer habits. In line with our strategy to buy on weakness, we have added to our position.
   Finally, another stock that detracted from performance was a French biotech company issue called Nicox SA. When an announcement was released that one of Nicox's promising drugs was not working as well as hoped, the stock dropped dramatically. We decided that this was more of an isolated disappointment rather than a structural failure of the company's strategy or business model, and increased our position.
   The Fund's holdings, allocations, management and strategies are subject to change. Investing in foreign markets, especially in emerging securities, poses considerable risks, including heightened volatility, political and economic uncertainty, currency fluctuations and higher expenses.

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in Class A, Class B and Class C shares of the Fund from the inception date of November 17, 1997 until August 31, 2003. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions.
   The Fund's performance is compared to the performances of the HSBC James Capel World excluding U.S. Smaller Companies Index (WexUS) and the Morgan Stanley Capital International (MSCI) EAFE Index. The performance of small foreign companies is represented by WexUS, an index comprised of 1,200 small international securities in Europe, UK, Southeast Asia, Japan, Australia and New Zealand. The performance of large international companies is represented by MSCI EAFE Index, which is comprised of common stocks issued in Europe, Australia and the Far East. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in either index shown.

6 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Small Company Fund (Class A)
     HSBC James Capel World excluding U.S. Smaller Companies Index
     MSCI EAFE Index

                                    [GRAPHIC]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC




                    Oppenheimer
                   International         HSBC James Capel World
                  Small Company Fund     excluding U.S. Smaller
Date                 (Class A)              Companies Index     MSCI EAFE Index
11/17/1997             9,425.00                10,000.00          10,000.00
11/30/1997             9,529.00                10,000.00          10,000.00
02/28/1998            10,509.00                10,806.00          11,233.00
05/31/1998            12,187.00                11,582.00          11,622.00
08/31/1998            10,858.00                 9,432.00          10,370.00
11/30/1998            11,800.00                 9,886.00          11,678.00
02/28/1999            12,646.00                10,135.00          11,822.00
05/31/1999            14,648.00                10,839.00          12,163.00
08/31/1999            17,708.00                12,418.00          13,069.00
11/30/1999            18,461.00                12,869.00          14,180.00
02/29/2000            22,241.00                14,425.00          14,868.00
05/31/2000            18,284.00                12,637.00          14,283.00
08/31/2000            18,714.00                13,051.00          14,352.00
11/30/2000            13,013.00                11,054.00          12,839.00
02/28/2001            11,953.00                11,503.00          12,296.00
05/31/2001            11,545.00                10,914.00          11,864.00
08/31/2001            10,387.00                10,023.00          10,896.00
11/30/2001            10,189.00                 9,621.00          10,416.00
02/28/2002            11,134.00                 9,347.00           9,992.00
05/31/2002            12,265.00                10,542.00          10,758.00
08/31/2002            10,615.00                 9,211.00           9,296.00
11/30/2002             9,937.00                 8,678.00           9,144.00
02/28/2003             9,219.00                 8,402.00           8,276.00
05/31/2003            11,307.00                10,002.00           9,473.00
08/31/2003            13,981.00                11,263.00          10,186.00

Average Annual Total Returns of Class A Shares of the Fund at 8/31/03*
1-Year 24.13%      5-Year 3.95%      Since Inception 5.96%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Small Company Fund (Class B)
     HSBC James Capel World excluding U.S. Smaller Companies Index
     MSCI EAFE Index

                                    [GRAPHIC]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                    Oppenheimer
                   International         HSBC James Capel World
                  Small Company Fund     excluding U.S. Smaller
Date                 (Class B)              Companies Index     MSCI EAFE Index
11/17/1997            10,000.00                10,000.00          10,000.00
11/30/1997            10,110.00                10,000.00          10,000.00
02/28/1998            11,130.00                10,806.00          11,233.00
05/31/1998            12,880.00                11,582.00          11,622.00
08/31/1998            11,450.00                 9,432.00          10,370.00
11/30/1998            12,420.00                 9,886.00          11,678.00
02/28/1999            13,273.00                10,135.00          11,822.00
05/31/1999            15,349.00                10,839.00          12,163.00
08/31/1999            18,523.00                12,418.00          13,069.00
11/30/1999            19,275.00                12,869.00          14,180.00
02/29/2000            23,180.00                14,425.00          14,868.00
05/31/2000            19,017.00                12,637.00          14,283.00
08/31/2000            19,445.00                13,051.00          14,352.00
11/30/2000            13,491.00                11,054.00          12,839.00
02/28/2001            12,377.00                11,503.00          12,296.00
05/31/2001            11,909.00                10,914.00          11,864.00
08/31/2001            10,697.00                10,023.00          10,896.00
11/30/2001            10,477.00                 9,621.00          10,416.00
02/28/2002            11,424.00                 9,347.00           9,992.00
05/31/2002            12,570.00                10,542.00          10,758.00
08/31/2002            10,859.00                 9,211.00           9,296.00
11/30/2002            10,127.00                 8,678.00           9,144.00
02/28/2003             9,396.00                 8,402.00           8,276.00
05/31/2003            11,493.00                10,002.00           9,473.00
08/31/2003            14,084.00                11,263.00          10,186.00

Average Annual Total Returns of Class B Shares of the Fund at 8/31/03*
1-Year 25.62%     5-Year 4.07%     Since Inception 6.09%

*See Notes on page 9 for further details.
The performance information for both indices in the graphs begins on 11/30/97 for Class A, Class B and Class C, and 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


7 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Small Company Fund (Class C)
     HSBC James Capel World excluding U.S. Smaller Companies Index
     MSCI EAFE Index

                                    [GRAPHIC]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                    Oppenheimer
                   International         HSBC James Capel World
                  Small Company Fund     excluding U.S. Smaller
Date                 (Class C)              Companies Index    MSCI EAFE Index
11/17/1997            10,000.00                10,000.00         10,000.00
11/30/1997            10,110.00                10,000.00         10,000.00
02/28/1998            11,130.00                10,806.00         11,233.00
05/31/1998            12,870.00                11,582.00         11,622.00
08/31/1998            11,450.00                 9,432.00         10,370.00
11/30/1998            12,420.00                 9,886.00         11,678.00
02/28/1999            13,273.00                10,135.00         11,822.00
05/31/1999            15,349.00                10,839.00         12,163.00
08/31/1999            18,523.00                12,418.00         13,069.00
11/30/1999            19,265.00                12,869.00         14,180.00
02/29/2000            23,173.00                14,425.00         14,868.00
05/31/2000            19,016.00                12,637.00         14,283.00
08/31/2000            19,445.00                13,051.00         14,352.00
11/30/2000            13,496.00                11,054.00         12,839.00
02/28/2001            12,377.00                11,503.00         12,296.00
05/31/2001            11,908.00                10,914.00         11,864.00
08/31/2001            10,709.00                10,023.00         10,896.00
11/30/2001            10,488.00                 9,621.00         10,416.00
02/28/2002            11,420.00                 9,347.00          9,992.00
05/31/2002            12,566.00                10,542.00         10,758.00
08/31/2002            10,854.00                 9,211.00          9,296.00
11/30/2002            10,135.00                 8,678.00          9,144.00
02/28/2003             9,390.00                 8,402.00          8,276.00
05/31/2003            11,489.00                10,002.00          9,473.00
08/31/2003            14,181.00                11,263.00         10,186.00

Average Annual Total Returns of Class C Shares of the Fund at 8/31/03*
1-Year 29.66%    5-Year 4.37%     Since Inception 6.22%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer International Small Company Fund (Class N)
     HSBC James Capel World excluding U.S. Smaller Companies Index
     MSCI EAFE Index

                                    [GRAPHIC]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC


                    Oppenheimer
                   International      HSBC James Capel World
                  Small Company Fund  excluding U.S. Smaller
Date                 (Class N)           Companies Index       MSCI EAFE Index
03/01/2001           10,000.00              10,000.00              10,000.00
05/31/2001            9,637.00               9,488.00               9,648.00
08/31/2001            8,667.00               8,714.00               8,861.00
11/30/2001            8,502.00               8,364.00               8,471.00
02/28/2002            9,276.00               8,126.00               8,126.00
05/31/2002           10,218.00               9,165.00               8,749.00
08/31/2002            8,840.00               8,007.00               7,560.00
11/30/2002            8,268.00               7,545.00               7,437.00
02/28/2003            7,663.00               7,304.00               6,730.00
05/31/2003            9,377.00               8,695.00               7,704.00
08/31/2003           11,596.00               9,792.00               8,284.00

Average Annual Total Returns of Class N Shares of the Fund at 8/31/03*
1-Year 30.18%     Since Inception 6.10%

*See Notes on page 9 for further details.
The performance information for both indices in the graphs begins on 11/30/97 for Class A, Class B and Class C, and 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


8 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year), 2% (5-year) and 1% (since inception). Class B shares are subject to a 0.75% annual asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to a 0.75% annual asset-based sales charge. Class N shares of the Fund were first publicly offered on 3/1/01.

Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


9 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  August 31, 2003
--------------------------------------------------------------------------------


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--91.6%
--------------------------------------------------------------------------------
 Consumer Discretionary--21.1%
--------------------------------------------------------------------------------
 Distributors--1.2%
 Medion AG                                               50,000   $   2,008,607
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--0.7%
 Berjaya Sports
 Toto Berhad                                          1,100,000       1,221,579
--------------------------------------------------------------------------------
 Household Durables--2.1%
 Saeco International
 Group SpA                                            1,000,000       3,579,153
--------------------------------------------------------------------------------
 Internet & Catalog Retail--3.1%
 Rakuten, Inc.                                            2,200       5,185,122
--------------------------------------------------------------------------------
 Leisure Equipment & Products--1.4%
 Noritsu Koki Co. Ltd.                                   35,000       1,259,856
--------------------------------------------------------------------------------
 Zapf Creation AG                                        30,000       1,073,417
                                                                  --------------
                                                                      2,333,273

--------------------------------------------------------------------------------
 Media--6.8%
 Balaji Telefilms Ltd.                                1,730,000       2,677,651
--------------------------------------------------------------------------------
 Grupo Radio
 Centro SA de CV,
 Sponsored ADR                                          395,000       1,975,000
--------------------------------------------------------------------------------
 HIT Entertainment plc                                  300,000       1,214,167
--------------------------------------------------------------------------------
 Impresa-Sociedade
 Gestora de
 Participacoes SA 1                                     400,000       1,163,774
--------------------------------------------------------------------------------
 Macmillan India Ltd.                                   200,000         959,860
--------------------------------------------------------------------------------
 Navneet
 Publications India                                      36,438         111,762
--------------------------------------------------------------------------------
 Toei Animation
 Co. Ltd.                                                20,000       1,131,299
--------------------------------------------------------------------------------
 Village
 Roadshow Ltd. 1                                      2,500,000       2,297,738
                                                                  --------------
                                                                     11,531,251

--------------------------------------------------------------------------------
 Multiline Retail--2.0%
 Mothercare plc 1                                       600,000       1,825,688
--------------------------------------------------------------------------------
 Stockmann AB, Cl. A                                     90,000       1,573,071
                                                                  --------------
                                                                      3,398,759

--------------------------------------------------------------------------------
 Specialty Retail--1.5%
 Pantaloon
 Retail India Ltd. 1                                    209,809         779,689
--------------------------------------------------------------------------------
 Point, Inc.                                             90,000       1,812,650
                                                                  --------------
                                                                      2,592,339

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--2.3%
 Folli-Follie SA                                        100,000   $   1,993,786
--------------------------------------------------------------------------------
 Tod's SpA                                               50,000       1,882,898
                                                                  --------------
                                                                      3,876,684

--------------------------------------------------------------------------------
 Consumer Staples--6.7%
--------------------------------------------------------------------------------
 Beverages--1.2%
 Southcorp
 Holdings Ltd.                                        1,000,000       2,000,002
--------------------------------------------------------------------------------
 Food Products--3.3%
 Lindt & Spruengli AG                                       560       3,798,508
--------------------------------------------------------------------------------
 Thorntons plc                                        1,000,000       1,850,648
                                                                  --------------
                                                                      5,649,156

--------------------------------------------------------------------------------
 Household Products--2.2%
 Marico
 Industries Ltd. 1,2                                    875,946         257,968
--------------------------------------------------------------------------------
 Marico Industries Ltd.                                 750,000       3,496,401
                                                                  --------------
                                                                      3,754,369

--------------------------------------------------------------------------------
 Financials--15.7%
--------------------------------------------------------------------------------
 Commercial Banks--2.0%
 Banco Latinoamericano
 de Exportaciones
 SA, Cl. E 1                                            300,000       3,339,000
--------------------------------------------------------------------------------
 Diversified Financial Services--9.3%
 Collins Stewart
 Tullett plc                                            300,000       1,835,843
--------------------------------------------------------------------------------
 Credit Rating
 Information Services
 of India Ltd.                                          286,126       2,403,733
--------------------------------------------------------------------------------
 Matsui Securities
 Co. Ltd.                                               200,000       2,673,980
--------------------------------------------------------------------------------
 MLP AG 1                                               200,000       2,790,861
--------------------------------------------------------------------------------
 SFCG Co. Ltd.                                           30,000       3,445,321
--------------------------------------------------------------------------------
 Van der Moolen
 Holding NV                                             200,000       2,659,113
                                                                  --------------
                                                                     15,808,851

--------------------------------------------------------------------------------
 Real Estate--4.4%
 Kennedy-Wilson
 Japan 1                                                  1,606       3,014,347
--------------------------------------------------------------------------------
 Leopalace21 Corp.                                      550,000       4,473,346
                                                                  --------------
                                                                      7,487,693



10 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Health Care--12.5%
--------------------------------------------------------------------------------
 Biotechnology--2.7%
 Berna Biotech AG 1                                      72,000   $     822,534
--------------------------------------------------------------------------------
 Chr. Hansen Holding AS, Cl. B                           50,000       2,180,839
--------------------------------------------------------------------------------
 Q-Med AB 1                                             100,000       1,560,781
                                                                  --------------
                                                                      4,564,154

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.8%
 Elekta AB, B Shares 1                                  100,000       1,483,040
--------------------------------------------------------------------------------
 Ortivus AB, B Shares 1                                 450,000       1,480,051
                                                                  --------------
                                                                      2,963,091

--------------------------------------------------------------------------------
 Health Care Providers & Services--2.6%
 Nicox SA 1                                             693,000       4,488,983
--------------------------------------------------------------------------------
 Pharmaceuticals--5.4%
 Norwood
 Abbey Ltd. 1                                         4,000,000       3,106,800
--------------------------------------------------------------------------------
 Novogen Ltd. 1                                         485,000       1,541,329
--------------------------------------------------------------------------------
 SkyePharma plc 1                                     1,506,550       1,572,771
--------------------------------------------------------------------------------
 Tsumura & Co. 1                                        350,000       2,921,666
                                                                  --------------
                                                                      9,142,566

--------------------------------------------------------------------------------
 Industrials--14.3%
--------------------------------------------------------------------------------
 Airlines--1.0%
 Koninklijke
 Luchtvaart
 Maatschappij
 NV (KLM)                                               150,000       1,666,612
--------------------------------------------------------------------------------
 Commercial Services & Supplies--4.9%
 BTG plc 1                                              500,000       2,463,576
--------------------------------------------------------------------------------
 Buhrmann NV 1                                          200,000       1,649,045
--------------------------------------------------------------------------------
 Drake Beam
 Morin-Japan, Inc.                                       86,800       2,231,745
--------------------------------------------------------------------------------
 Iroonet Co. Ltd.                                       300,000       1,960,535
                                                                  --------------
                                                                      8,304,901

--------------------------------------------------------------------------------
 Construction & Engineering--1.0%
 Koninklijke Boskalis
 Westminster NV                                          74,560       1,710,861
--------------------------------------------------------------------------------
 Electrical Equipment--1.9%
 Cosel Co. Ltd.                                         100,000       2,271,169
--------------------------------------------------------------------------------
 Electrovaya, Inc. 1,3                                3,601,900         753,020
--------------------------------------------------------------------------------
 SGL Carbon AG 1                                         14,550         284,345
                                                                  --------------
                                                                      3,308,534

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Industrial Conglomerates--1.3%
 Aalberts
 Industries NV                                          102,578   $   2,196,097
--------------------------------------------------------------------------------
 Machinery--2.8%
 Ashok Leyland Ltd.                                     900,000       3,193,390
--------------------------------------------------------------------------------
 Shima Seiki
 Manufacturing Ltd.                                      35,000       1,310,850
--------------------------------------------------------------------------------
 ZENON
 Environmental, Inc. 1                                   25,000         287,460
                                                                  --------------
                                                                      4,791,700

--------------------------------------------------------------------------------
 Road & Rail--1.4%
 ComfortDelGro
 Corp. Ltd. 1                                         5,000,000       2,324,719
--------------------------------------------------------------------------------
 Information Technology--15.5%
--------------------------------------------------------------------------------
 Communications Equipment--1.5%
 Toyo Communication
 Equipment Co. Ltd. 1                                   461,000       2,497,017
--------------------------------------------------------------------------------
 Computers & Peripherals--1.9%
 Logitech
 International SA 1                                     100,000       3,213,023
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--3.0%
 Epcos AG 1                                             150,000       2,527,914
--------------------------------------------------------------------------------
 Tandberg ASA 1                                         400,000       2,625,348
                                                                  --------------
                                                                      5,153,262

--------------------------------------------------------------------------------
 Internet Software & Services--1.8%
 NCsoft Corp.                                            60,000       3,085,933
--------------------------------------------------------------------------------
 IT Services--2.1%
 SSI Ltd.                                               620,000       1,357,264
--------------------------------------------------------------------------------
 United Internet AG                                     110,000       2,113,457
                                                                  --------------
                                                                      3,470,721

--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--3.1%
 ARM Holdings plc 1                                   2,000,000       3,574,756
--------------------------------------------------------------------------------
 ASM International NV 1                                  90,000       1,634,400
                                                                  --------------
                                                                      5,209,156

--------------------------------------------------------------------------------
 Software--2.1%
 Eidos plc 1                                            400,000         813,020
--------------------------------------------------------------------------------
 Intelligent Wave, Inc.                                   2,590       2,819,078
                                                                  --------------
                                                                      3,632,098

--------------------------------------------------------------------------------
 Telecommunication Services--5.0%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--5.0%
 Song Networks
 Holding AB 1                                           700,000       4,562,742


11 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Versatel Telecom
 International NV 1                                   2,500,000   $   3,870,097
                                                                  --------------
                                                                      8,432,839

--------------------------------------------------------------------------------
 Utilities--0.8%
--------------------------------------------------------------------------------
 Gas Utilities--0.8%
 Aygaz AS                                           660,000,000       1,388,978
                                                                  --------------
 Total Common Stocks
 (Cost $125,897,025)                                                155,311,083


                                                     Principal     Market Value
                                                        Amount       See Note 1
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--12.1% 4

 Undivided interest of 5.29% in joint
 repurchase agreement (Principal Amount/
 Market Value $388,120,000, with a maturity
 value of $388,162,693) with Zions Bank/
 Capital Markets Group, 0.99%, dated
 8/29/03, to be repurchased at $20,524,257
 on 9/2/03, collateralized by U.S. Treasury Nts.,
 2.375%--2.75%, 10/31/03--8/15/06, with a
 value of $336,611,159 and U.S. Treasury
 Bills, 11/28/03--2/5/04, with a
 value of $60,243,636
 (Cost $20,522,000)                                 $20,522,000   $  20,522,000

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $146,419,025)                                      103.7%    175,833,083
--------------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                                           (3.7)      6,216,161)
                                                    ----------------------------
 Net Assets                                               100.0%  $ 169,616,922
                                                    ============================



Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2003 amounts to $753,020. Transactions during the period in which the issuer was an affiliate are as follows:

                             Shares                                 Shares
                         August 31,        Gross        Gross   August 31,     Unrealized  Dividend  Realized
                               2002    Additions   Reductions         2003   Depreciation    Income      Gain
--------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Electrovaya, Inc.         1,743,500    1,858,400          --     3,601,900     $1,939,199  $     --    $   --
Marico Industries Ltd.*     875,946           --      125,946      750,000             --   280,050     1,490
                                                                               -------------------------------
                                                                               $1,939,199  $280,050    $1,490
                                                                               ===============================

  *No longer an affiliate as of August 31, 2003.

4. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.


12 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                             Market Value        Percent
-------------------------------------------------------------------------------
 Japan                                          $  37,047,446            21.1%
 United States                                     20,522,000            11.7
 The Netherlands                                   15,386,225             8.7
 India                                             15,237,718             8.7
 Great Britain                                     15,150,469             8.6
 Germany                                           10,798,601             6.1
 Sweden                                             9,086,614             5.2
 Australia                                          8,945,869             5.1
 Switzerland                                        7,834,065             4.4
 Italy                                              5,462,051             3.1
 Korea, Republic of South                           5,046,468             2.9
 France                                             4,488,983             2.6
 Panama                                             3,339,000             1.9
 Norway                                             2,625,348             1.5
 Singapore                                          2,324,719             1.3
 Denmark                                            2,180,839             1.2
 Greece                                             1,993,786             1.1
 Mexico                                             1,975,000             1.1
 Finland                                            1,573,071             0.9
 Turkey                                             1,388,978             0.8
 Malaysia                                           1,221,579             0.7
 Portugal                                           1,163,774             0.7
 Canada                                             1,040,480             0.6
                                                 ------------------------------
 Total                                           $175,833,083           100.0%
                                                 ==============================


 See accompanying Notes to Financial Statements.


13 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Assets

 Investments, at value (including cost and market value of $20,522,000 in repurchase agreements)--see accompanying statement:
 Unaffiliated companies (cost $143,726,806)                                                $175,080,063
 Affiliated companies (cost $2,692,219)                                                         753,020
                                                                                           --------------
                                                                                            175,833,083
---------------------------------------------------------------------------------------------------------
 Cash                                                                                           194,947
---------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                           27,510
---------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                           3,276,033
 Investments sold                                                                               109,925
 Interest and dividends                                                                          98,993
 Other                                                                                            1,308
                                                                                           --------------
 Total assets                                                                               179,541,799

---------------------------------------------------------------------------------------------------------
 Liabilities

 Bank overdraft--foreign currencies (cost $30,338)                                               30,355
---------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                            2,523
---------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                        9,104,895
 Shares of beneficial interest redeemed                                                         314,687
 Foreign capital gains taxes                                                                    275,459
 Shareholder reports                                                                             62,869
 Distribution and service plan fees                                                              51,809
 Transfer and shareholder servicing agent fees                                                   32,625
 Trustees' compensation                                                                          10,016
 Other                                                                                           39,639
                                                                                           --------------
 Total liabilities                                                                            9,924,877


---------------------------------------------------------------------------------------------------------
 Net Assets                                                                                $169,616,922
                                                                                           ==============

---------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                           $194,155,893
---------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                         (116,266)
---------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions             (53,549,295)
---------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities
 denominated in foreign currencies, net of foreign capital gains taxes                       29,126,590
                                                                                           --------------
 Net Assets                                                                                $169,616,922
                                                                                           ==============


14 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $132,341,661 and 12,588,016 shares of beneficial interest outstanding)                 $10.51
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                        $11.15
------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,354,618
 and 2,271,035 shares of beneficial interest outstanding)                               $10.28
------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,792,960
 and 1,245,106 shares of beneficial interest outstanding)                               $10.27
------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,127,683
 and 108,910 shares of beneficial interest outstanding)                                 $10.35



 See accompanying Notes to Financial Statements.



15 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended August 31, 2003
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $156,302)                    $  1,114,505
 Affiliated companies (net of foreign withholding taxes of $9,966)                             280,050
-------------------------------------------------------------------------------------------------------
 Interest                                                                                       49,677
                                                                                           ------------
 Total investment income                                                                     1,444,232

-------------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                               588,745
-------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                       114,629
 Class B                                                                                       168,718
 Class C                                                                                        74,721
 Class N                                                                                         3,116
-------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                       189,919
 Class B                                                                                       131,045
 Class C                                                                                        46,259
 Class N                                                                                         2,418
-------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                    87,654
-------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                            66,932
-------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                          2,945
-------------------------------------------------------------------------------------------------------
 Other                                                                                          43,815
                                                                                           ------------
 Total expenses                                                                              1,520,916
 Less reduction to custodian expenses                                                             (667)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A               (41,893)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B               (78,715)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C               (22,591)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N                  (354)
                                                                                           ------------
 Net expenses                                                                                1,376,696

-------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                          67,536

-------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                                                  (12,619,361)
   Affiliated companies                                                                          1,490
 Foreign currency transactions                                                               3,134,483
                                                                                           ------------
 Net realized loss                                                                          (9,483,388)
-------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments (net of foreign capital gains tax of $190,693)                                 38,572,363
 Translation of assets and liabilities denominated in foreign currencies                      (234,582)
                                                                                           ------------
 Net change in unrealized appreciation                                                      38,337,781

-------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                     $ 28,921,929
                                                                                           ============


 See accompanying Notes to Financial Statements.


16 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 Year Ended August 31,                                                                 2003          2002
-----------------------------------------------------------------------------------------------------------
 Operations

 Net investment income (loss)                                                  $     67,536   $  (275,920)
-----------------------------------------------------------------------------------------------------------
 Net realized loss                                                               (9,483,388)   (1,142,554)
-----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                            38,337,781       (66,190)
                                                                               ----------------------------
 Net increase (decrease) in net assets resulting from operations                 28,921,929    (1,484,664)

-----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                                 --      (288,253)
 Class B                                                                                 --       (31,235)
 Class C                                                                                 --        (9,130)
 Class N                                                                                 --          (203)

-----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                         71,357,496    13,016,518
 Class B                                                                           (548,115)    4,400,999
 Class C                                                                          3,500,713     1,764,669
 Class N                                                                            473,566       414,271

-----------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                 103,705,589    17,782,972
-----------------------------------------------------------------------------------------------------------
 Beginning of period                                                             65,911,333    48,128,361
                                                                               ----------------------------
 End of period [including overdistributed net investment
 income of $116,266 and $54,564, respectively]                                 $169,616,922   $65,911,333
                                                                               ============================


 See accompanying Notes to Financial Statements.


17 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


 Class A           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.98        $7.89      $15.23       $17.42       $11.52
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                   .01          .01         .04         (.10)         .06
 Net realized and unrealized gain (loss)                       2.52          .16       (6.65)        1.12         6.72
                                                             ------------------------------------------------------------
 Total from investment operations                              2.53          .17       (6.61)        1.02         6.78
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.08)       (.11)        (.18)        (.04)
 Distributions from net realized gain                            --           --        (.62)       (3.03)        (.84)
                                                             -----------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                                   --         (.08)       (.73)       (3.21)        (.88)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.51        $7.98      $ 7.89       $15.23       $17.42
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           31.70%        2.20%     (44.50)%       5.68%       63.10%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $132,342      $40,089     $27,991      $60,336      $26,965
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $ 48,879      $35,136     $39,311      $52,095      $14,208
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                                  0.29%       (0.17)%      0.36%       (0.67)%       0.73%
 Total expenses                                                1.69%        2.16%       1.58%        1.74%        2.05%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.60%        1.88%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%         199%         280%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


18 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 Class B           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.87       $ 7.77      $14.99       $17.22       $11.45
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 (.02)         (.07)       (.03)        (.19)         .02
 Net realized and unrealized gain (loss)                       2.43          .19       (6.57)        1.09         6.59
                                                             ------------------------------------------------------------
 Total from investment operations                              2.41          .12       (6.60)         .90         6.61
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.02)         -- 1       (.10)          --
 Distributions from net realized gain                            --           --        (.62)       (3.03)        (.84)
                                                             ------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                                   --         (.02)       (.62)       (3.13)        (.84)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.28       $ 7.87      $ 7.77       $14.99       $17.22
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           30.62%        1.51%     (44.99)%       4.98%       61.77%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $23,355      $18,859     $14,989      $31,807      $11,764
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $16,884      $16,868     $20,147      $25,377      $ 5,367
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                 (0.28)%       (0.94)%    (0.33)%      (1.44)%       0.09%
 Total expenses                                                2.85%         2.93%      2.34%        2.51%        2.84%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.38%         2.65%       N/A 4        N/A 4        N/A 4
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%         199%         280%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

19 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class C           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.86        $7.77      $14.97       $17.22       $11.45
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.02)        (.06)       (.03)        (.16)         .04
 Net realized and unrealized gain (loss)                       2.43          .16       (6.55)        1.07         6.57
                                                             ------------------------------------------------------------
 Total from investment operations                              2.41          .10       (6.58)         .91         6.61
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.01)         --         (.13)          --
 Distributions from net realized gain                            --           --        (.62)       (3.03)        (.84)
                                                             ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                 --         (.01)       (.62)       (3.16)        (.84)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.27        $7.86      $ 7.77       $14.97       $17.22
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           30.66%        1.35%     (44.93)%       4.98%       61.77%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $12,793       $6,558      $5,142      $11,946       $2,815
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $ 7,489       $6,180      $7,095      $ 9,003       $1,256
 Ratios to average net assets: 2
 Net investment income (loss)                                 (0.38)%      (0.95)%     (0.32)%      (1.38)%       0.09%
 Total expenses                                                2.69%        2.94%       2.34%        2.51%        2.84%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.39%        2.66%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%         199%         280%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

20 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 Class N           Year Ended August 31,                       2003         2002        2001 1
-----------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.89        $7.87       $9.08
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.03)         .08         .07
 Net realized and unrealized gain (loss)                       2.49          .07       (1.28)
                                                             ----------------------------------
 Total from investment operations                              2.46          .15       (1.21)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.13)         --
 Distributions from net realized gain                            --           --          --
                                                             ----------------------------------
 Total dividends and/or distributions to shareholders            --         (.13)         --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.35        $7.89       $7.87
                                                             ==================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           31.18%        1.99%     (13.33)%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $1,128         $406          $6
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $  625         $151          $2
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                  0.25%       (0.33)%      5.85%
 Total expenses                                                1.96%        2.32%       1.94%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.90%        2.04%        N/A 4
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


21 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer International Small Company Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held


22 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
 and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.


                                                                Net Unrealized
                                                            Appreciation Based
     Undistributed    Undistributed    Accumulated       on Cost of Securities
     Net Investment       Long-Term           Loss          for Federal Income
     Income                    Gain   Carryforward 1,2,3          Tax Purposes
     -------------------------------------------------------------------------
     $912,915                   $--    $53,247,983                 $27,805,716


 1. As of August 31, 2003, the Fund had $49,704,115 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2010       $43,082,483
                              2011         6,621,632
                                         -----------
                              Total      $49,704,115
                                         ===========

 2. During the fiscal years ended August 31, 2003 and August 31, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of August 31, 2003, the Fund had $3,520,098 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had $23,770 of post-October foreign currency losses which were deferred.


23 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From               From                             Net
                 Ordinary        Capital      Tax Return      Investment
                 Income             Loss      of Capital            Loss
                 -------------------------------------------------------
                 $129,238        $31,150             $--             $--

 The tax character of distributions paid during the years ended August 31, 2003 and August 31, 2002 was as follows:

                                           Year Ended         Year Ended
                                      August 31, 2003    August 31, 2002
                 -------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                  $--          $ 328,821

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost                $148,015,358
                                                 ============

                 Gross unrealized appreciation   $ 33,492,480
                 Gross unrealized depreciation     (5,686,764)
                                                 ------------
                 Net unrealized appreciation     $ 27,805,716
                                                 ============

 Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2003, the Fund's projected benefit obligations were decreased by $16 and payments of $299 were made to retired trustees, resulting in an accumulated liability of $9,618 as of August 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the


24 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  Year Ended August 31, 2003            Year Ended August 31, 2002
                                     Shares           Amount              Shares            Amount
----------------------------------------------------------------------------------------------------
 Class A
 Sold                            15,409,639     $134,438,670           5,830,865      $ 50,323,436
 Dividends and/or
 distributions reinvested                --               --              32,708           251,857
 Redeemed                        (7,842,814)     (63,081,174)         (4,389,330)      (37,558,775)
                                --------------------------------------------------------------------
 Net increase                     7,566,825     $ 71,357,496           1,474,243      $ 13,016,518
                                ====================================================================

----------------------------------------------------------------------------------------------------
 Class B
 Sold                               803,004     $  6,658,561           1,241,249      $ 10,730,310
 Dividends and/or
 distributions reinvested                --               --               3,967            30,268
 Redeemed                          (928,190)      (7,206,676)           (776,973)       (6,359,579)
                                --------------------------------------------------------------------
 Net increase (decrease)           (125,186)    $   (548,115)            468,243      $  4,400,999
                                ====================================================================

25 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest Continued

                                  Year Ended August 31, 2003            Year Ended August 31, 2002
                                     Shares           Amount              Shares            Amount
----------------------------------------------------------------------------------------------------
 Class C
 Sold                             1,088,305       $9,296,830             780,836       $ 6,731,711
 Dividends and/or
 distributions reinvested                --               --               1,046             7,973
 Redeemed                          (677,201)      (5,796,117)           (609,966)       (4,975,015)
                                --------------------------------------------------------------------
 Net increase                       411,104       $3,500,713             171,916       $ 1,764,669
                                ====================================================================

----------------------------------------------------------------------------------------------------
 Class N
 Sold                                86,695       $  698,270              94,679       $   819,546
 Dividends and/or
 distributions reinvested                --               --                  24               188
 Redeemed                           (29,219)        (224,704)            (44,078)         (405,463)
                                --------------------------------------------------------------------
 Net increase                        57,476       $  473,566              50,625       $   414,271
                                ====================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2003, were $101,527,345 and $38,436,237, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets in excess of $2 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2003, the Fund paid $237,023 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

26 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate        Class A   Concessions    Concessions     Concessions     Concessions
                  Front-End      Front-End    On Class A     On Class B      On Class C      On Class N
              Sales Charges  Sales Charges        Shares         Shares          Shares          Shares
                 On Class A    Retained by   Advanced by    Advanced by     Advanced by     Advanced by
 Year Ended          Shares    Distributor   Distributor 1  Distributor 1   Distributor 1   Distributor 1
--------------------------------------------------------------------------------------------------------
 August 31, 2003   $149,143        $45,216        $8,157       $106,230         $28,441          $3,985

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                         Class A       Class B        Class C        Class N
                      Contingent    Contingent     Contingent     Contingent
                        Deferred      Deferred       Deferred       Deferred
                   Sales Charges Sales Charges  Sales Charges  Sales Charges
                     Retained by   Retained by    Retained by    Retained by
 Year Ended          Distributor   Distributor    Distributor    Distributor
-----------------------------------------------------------------------------
 August 31, 2003            $487       $51,215         $1,857         $1,464


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended August 31, 2003, expense under the Class A Plan totaled $114,629, all of which were paid by the Distributor to recipients, which included $491 retained by the Distributor and $6,891 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                 Total Payments   Amount Retained       Expenses  of Net Assets
                     Under Plan    by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan          $168,718          $133,518       $637,783           2.73%
 Class C Plan            74,721            27,456        165,040           1.29
 Class N Plan             3,116             2,708          7,934           0.70


27 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of August 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                          Contract         Valuation
                           Expiration       Amount             as of        Unrealized   Unrealized
 Contract Description           Dates       (000s)   August 31, 2003      Appreciation Depreciation
-----------------------------------------------------------------------------------------------------
 Contracts to Purchase
 British Pound Sterling [GBP]  9/2/03       171GBP        $  270,946           $   368       $   --
 Euro [EUR]                    9/2/03     2,045EUR         2,245,385            19,730           --
 Japanese Yen [JPY]            9/2/03   164,299JPY         1,408,113             3,880        2,523
 Swedish Krone [SEK]           9/2/03     2,131SEK           254,925             3,532           --
                                                                               ----------------------
 Total unrealized appreciation and depreciation                                $27,510       $2,523
                                                                               ======================

--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of August 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August 31, 2003 was $257,968, which represents 0.15% of the Fund's net assets.

28 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at August 31, 2003.


29 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer International Small Company Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer International Small Company Fund, including the statement of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Small Company Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


 KPMG LLP

 Denver, Colorado
 September 22, 2003


30 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended August 31, 2003 are eligible for the corporate dividend-received deduction.
    A portion of the dividends paid by the Fund during the fiscal year ended August 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,560,824 of the Fund's fiscal year taxable income is eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

31 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with                Principal Occupation(s) During Past 5 Years;
Fund, Length of Service, Age               Other Trusteeships/Directorships Held by Trustee;
                                           Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                                The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                                   Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,                        Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board                      Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003),                  formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 29
Trustee (since 1997)                       portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,                           A trustee or director of other Oppenheimer funds. Formerly Trustee (May
Trustee (since 1997)                       2000-2002) of Research Foundation of AIMR (investment research, non-profit) and
Age: 70                                    Vice Chairman (October 1995-December 1997) of OppenheimerFunds, Inc. (the
                                           Manager). Oversees 39 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths,                      A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)                       director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 64                                    Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                           Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                           Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                           New York Corporation (1994-1999). Oversees 29 portfolios in the OppenheimerFunds complex.

Joel W. Motley,                            Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)                       adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 51                                    financial adviser); Formerly he held the following positions: Managing Director
                                           (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                           Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the
                                           OppenheimerFunds complex.

Kenneth A. Randall,                        A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 1997)                       Prime Retail, Inc. (real estate investment trust); formerly a director of
Age: 76                                    Dominion Energy, Inc. (electric power and oil & gas producer), President and
                                           Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                           American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                           Company. Oversees 29 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                           President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1997)                       director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                                    and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                           Chairman of Municipal Assistance Corporation for the City of New York, New York
                                           State Comptroller and Trustee of New York State and Local Retirement Fund.
                                           Oversees 29 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,                  Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1997)                       governance consulting and executive recruiting); a life trustee of International
Age: 71                                    House (non-profit educational organization), and a trustee (since 1996) of the
                                           Greenwich Historical Society. Oversees 29 portfolios in the OppenheimerFunds complex.


32 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND


Donald W. Spiro,                           Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the                       (January 1969-August 1999) of the Manager. Oversees 29 portfolios in the
Board of Trustees,                         OppenheimerFunds complex.
Trustee (since 1997)
Age: 77

------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                         The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York,
AND OFFICER                                NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                            Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,                     (since September 2000) of the Manager; President and a director or trustee of
Trustee (since 2001)                       other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                                    Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                           Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                           Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                           (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                           Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                           of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                           OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                           Corporation (since November 2001), HarbourView Asset Management Corporation and
                                           OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                           2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                           Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                           and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                           Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                           Insurance Company (the Manager's parent company); a director (since June 1995)
                                           of DLB Acquisition Corporation (a holding company that owns the shares of David
                                           L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                           2000-June 2001) of the Manager; President and trustee (November 1999-November
                                           2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                           Insurance Company; President, Chief Executive Officer and director (September
                                           1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                           1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                           wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 75 portfolios in the
                                           OppenheimerFunds complex.


------------------------------------------------------------------------------------------------------------------------------
OFFICERS                                   The address of the Officers in the chart below is as follows: for Messrs. Sah and Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson
                                           Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Rohit Sah,                                 Assistant Vice President of the Manager (since 1999). Mr. Sah joined the Manager
Assistant Vice President                   in June 1996; an officer of 1 portfolio in the OppenheimerFunds complex.
(since 2000)
Age: 37

33 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

Brian W. Wixted,                           Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                     (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                                    Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                           Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                           Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                           OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management,
                                           Inc. (since November 2000) (offshore fund management subsidiaries of the
                                           Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                           Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                           (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                           Program (since April 2000); formerly Principal and Chief Operating Officer
                                           (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                           officer of 91 portfolios in the OppenheimerFunds complex.


Robert G. Zack,                            Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)                     of the Manager; General Counsel and a director (since November 2001) of
Age: 55                                    OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                           (since November 2001) of HarbourView Asset Management Corporation; Vice
                                           President and a director (since November 2000) of Oppenheimer Partnership
                                           Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                           November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                           Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                           Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                           Centennial Asset Management Corporation; a director (since November 2001) of
                                           Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                           (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                           (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                           November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                           (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                           2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                           1985-November 2001), Shareholder Financial Services, Inc. (November
                                           1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                           plc (October 1997-November 2001). An officer of 91 portfolios in the
                                           OppenheimerFunds complex.



The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


34 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of August 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)